Document and Entity Information Document	Nov. 17, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 17, 2023
Entity Registrant Name	Insperity, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-13998
Entity Tax Identification Number	76-0479645
Entity Address, Address Line One	19001 Crescent Springs Drive
Entity Address, City or Town	Kingwood
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77339
City Area Code	281
Local Phone Number	358-8986
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001000753
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $.01 par value per share
Trading Symbol	NSP
Security Exchange Name	NYSE